Investments accounted for using the equity method - Financial information of associates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Results of operations:
Revenues	¥ 226,701,433	¥ 206,798,631	¥ 192,379,918
Income (loss) from operations	(3,629,465)	1,942,439	(2,838,457)
Profit (loss) for the year	1,005,156	1,274,788	(4,752,429)
Balance sheet data:
Current assets	78,737,171	69,909,439	65,475,200
Noncurrent assets	78,848,232	73,983,892	78,603,823
Current liabilities	58,091,885	43,440,006	42,390,909
Noncurrent liabilities	1,289,428	1,751,346	2,286,495
Aggregated individually immaterial associates
Results of operations:
Revenues	1,861,986	2,007,293	1,568,858
Gross profit (loss)	82,969	126,186	87,365
Income (loss) from operations	(556,563)	(547,783)	(467,524)
Profit (loss) for the year	(558,093)	(549,828)	(460,296)
Balance sheet data:
Current assets	2,327,552	3,383,907	2,381,117
Noncurrent assets	731,081	3,042,236	3,940,619
Current liabilities	1,099,554	1,971,865	2,042,425
Noncurrent liabilities	¥ 554,964	¥ 2,830,518	¥ 2,352,201